Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Weighted Average Diluted Shares	The following securities are excluded from the calculation of weighted average diluted shares at June 30, 2024 and December 31, 2023, respectively, because their inclusion would have been anti-dilutive.
	June 30,	December 31,
	2024	2023
Convertible notes outstanding	124,343	293,973
Convertible preferred stock outstanding	39,090,908	39,090,908
Shares underlying warrants outstanding	7,500,000	87,500,000
	46,715,251	126,884,881

The following securities are excluded from the calculation of weighted average diluted shares at December 31, 2023 and 2022, respectively, because their inclusion would have been anti-dilutive.
	For the Years Ended December 31,
	2023	2022
Convertible notes outstanding	293,973	365,463
Convertible preferred stock outstanding	39,090,908	39,447,283
Shares underlying warrants outstanding	87,500,000	103,500,000
	126,884,881	143,312,746

Schedule of Fair Value Hierarchy for those Assets and Liabilities	The following presents the Company’s fair value hierarchy for those assets and liabilities measured at fair value as of June 30, 2024 and December 31, 2023:
	Level 1	Level 2	Level 3	Total
June 30, 2024
Derivative liability	-	-	4,352	4,352
Total	$-	$-	$4,352	$4,352

December 31, 2023
Derivative liability	-	-	2,146	2,146
Total	$-	$-	$2,146	$2,146
The following presents the Company’s fair value hierarchy for those assets and liabilities measured at fair value as of December 31, 2023 and December 31, 2022:
	Level 1	Level 2	Level 3	Total
December 31, 2023
Derivative liability			2,146	2,146
Total	$-	$-	$2,146	$2,146

December 31, 2022
Derivative liability			6,944	6,944
Total	$-	$-	$6,944	$6,944